Earnings per share	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Earnings per share
7 Earnings per share

	2024	2023	2022
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	7,897	12,921	20,245
- Total	7,897	12,921	30,900
Weighted average number of shares (Million)
- Basic	5,068	5,064	5,061
- Diluted	5,077	5,073	5,071
Basic earnings per ordinary share (US cents)
- Continuing operations	155.8	255.2	400.0
- Total	155.8	255.2	610.6
Diluted earnings per ordinary share (US cents)
- Continuing operations	155.5	254.7	399.2
- Total	155.5	254.7	609.3
Headline earnings per ordinary share (US cents)
- Basic	195.9	256.1	439.0
- Diluted	195.6	255.7	438.1
Refer to note 28 ‘Discontinued operations’ for basic earnings per share and diluted earnings per share for Discontinued operations.
Earnings on American Depositary Shares represent twice the earnings for BHP Group Limited ordinary shares.
Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2024	2023	2022
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	7,897	12,921	30,900
Adjusted for:
(Gain)/loss on sales of property, plant and equipment, intangibles and investments	(29)	(9)	(95)
Impairments of property, plant and equipment and intangibles	3,905	75	515
Gain on disposal of subsidiaries and operations	(915)	–	(840)
Gain on merger of Petroleum	–	–	(8,167)
Tax effect of above adjustments	(928)	(17)	(97)

Subtotal of adjustments	2,033	49	(8,684)

Headline earnings	9,930	12,970	22,216

Diluted headline earnings	9,930	12,970	22,216

Recognition and measurement
Diluted earnings attributable to BHP shareholders are equal to the earnings attributable to BHP shareholders.
Following unification of the BHP corporate structure on 31 January 2022, the aggregate weighted average number of ordinary shares of only BHP Group Limited is considered in the composition of basic earnings per share. The calculation of the number of ordinary shares used in the computation of basic earnings per share is the weighted average number of ordinary shares of BHP Group Limited outstanding during the period after deduction of the number of shares held by the BHP Group Limited Employee Equity Trust.
For the purposes of calculating diluted earnings per share, the effect of 9 million dilutive shares has been taken into account for the year ended 30 June 2024 (2023: 9 million shares; 2022: 10 million shares). The Group’s only potential dilutive ordinary shares are share awards granted under the employee share ownership plans for which terms and conditions are described in note 26 ‘Employee share ownership plans’. Diluted earnings per share calculation excludes instruments which are considered antidilutive.
At 30 June 2024, there are no instruments which are considered antidilutive (2023: nil; 2022: nil).